1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Contingent Consideration (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Contingent Consideration

Contingent Consideration

In accordance with ASC 805, upon the purchase of Prolieve, the Company recognized a contingent consideration obligation as part of the consideration transferred in exchange for the acquired business. The initial measurement of the contingent consideration obligation was based on its estimated fair value. The contingent consideration obligation has been re-measured to fair value at each reporting date and will continue to be re-measured until the contingency is resolved, which is estimated to be during the year ended March 31, 2019.  The contingent consideration is $448,408 and $758,953 as of March 31, 2017 and March 31, 2016, respectively.